S000000586 [Member] Investment Strategy - BARON FIFTH AVENUE GROWTH FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large-sized growth companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.